Income taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Deferred tax assets gross	$ 1,530,481	$ 1,641,682
Valuation allowance	499,975	496,307
Net deferred tax assets (net of valuation allowance)	886,353	1,049,895
Gross deferred income liabilities	145,521	96,406
Net deferred tax asset	884,985	1,048,969
Unrecognized Tax Benefits Interest On Income Taxes Accrued	3,500	2,800
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	10,500	9,000
Recognized Tax Benefits Current Interest On Income Taxes Accrued	664	615
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities	2,100
Income tax expense	147,181	119,579	$ 230,830
Interest Expense Reduction Due To Expiration Of The Statue Of Limitations	26,000	483
Deferred tax asset unrecognized tax benefit	8,700
Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes
Income tax expense		108,900
FDIC Termination Agreement
Income Taxes
Income tax expense		45,000
"Deemed sale" incremental tax liability at the capital gains rate | Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes
Income tax expense		49,800
Increase in the deferred tax asset due to increase in the tax basis of the loans | Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes
Income tax expense		158,700
Qualified Plan
Income Taxes
Deferred Tax Assets, Other Loss Carryforwards	29,000
Other liabilities
Income Taxes
Net deferred tax liabilities	1,400	926
PUERTO RICO
Income Taxes
Deferred tax assets gross	764,433	879,801
Valuation allowance	100,175	89,852
Gross deferred income liabilities	86,422	68,483
Net deferred tax asset	$ 577,836	721,466
Dividends Received Deduction From Controlled Subsidiary Percentage	100.00%
Dividends Received Deductions From Other Taxable Domestic Corporations Percentage	85.00%
Income tax expense	$ 147,181	$ 119,579	$ 230,830
Corporate tax rate	37.50%	39.00%	39.00%
Income tax expense recognized attributable to Law Act No. 257		$ 27,700
Tax benefit related to the tax benefit of the exempt income	$ 145,597	97,199	$ 76,815
UNITED STATES
Income Taxes
Deferred tax assets gross	766,048	761,881
Valuation allowance	399,800	406,455
Gross deferred income liabilities	59,099	27,923
Deferred Tax Assets	707,000
Net deferred tax asset	$ 307,149	$ 327,503